                       SUPPLEMENT DATED FEBRUARY 20, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                                DATED MAY 1, 2002

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

         Effective March 1, 2003, the following subaccounts will no longer be available under your Contract:

                           Enterprise Balanced Subaccount
                           Enterprise Emerging Countries Subaccount
                           Enterprise Mid-Cap Growth Subaccount
                           Enterprise Worldwide Growth Subaccount

Registration No. 333-59717                   Form No. 14426 SL (Supp 2/20/03)
Registration No. 33-20453                    Form No. 14520 SL (Supp 2/20/03)
                                             Form No. 14552 SA (Supp 2/20/03)